UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			July 31, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 94.8%
Aerospace & Defense – 1.4%
Booz Allen Hamilton Inc[2]	5.13%	05/01/25	80,000	78,200
Esterline Technologies Corp	3.63%	04/15/23	€170,000	202,734
TransDigm Inc	6.50%	05/15/25	85,000	86,938
				367,872
Auto Components – 0.4%
Dana Financing SARL[2]	5.75%	04/15/25	50,000	49,375
Tenneco Inc	5.38%	12/15/24	50,000	47,187
				96,562
Beverages – 0.5%
Cott Corp[2]	5.50%	07/01/24	€100,000	123,837

Biotechnology – 1.0%
Grifols SA2	3.20%	05/01/25	€130,000	152,303
Grifols SA	3.20%	05/01/25	€100,000	117,157
				269,460
Building Products – 0.9%
Masonite International Corp[2]	5.63%	03/15/23	50,000	51,250
Standard Industries Inc[2]	5.50%	02/15/23	185,000	189,403
				240,653
Capital Markets – 0.4%
LHC3 PLC (PIK 9.00%)[2]	4.13%	08/15/24	€100,000	116,350

Chemicals – 3.7%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	141,139
Chemours Co	4.00%	05/15/26	€105,000	124,167
Diamond BC BV2	5.63%	08/15/25	€100,000	108,064
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	60,000	62,100
Kraton Polymers Capital Corp[2]	5.25%	05/15/26	€105,000	126,756
Kronos International Inc[2]	3.75%	09/15/25	€100,000	115,453
Nufarm Australia Ltd[2]	5.75%	04/30/26	125,000	120,156
Olin Corp	5.13%	09/15/27	60,000	58,950
Plastipak Holdings Inc[2]	6.25%	10/15/25	50,000	46,125
Tronox Inc[2]	6.50%	04/15/26	90,000	89,775
				992,685
Commercial Services & Supplies – 3.2%
Covanta Holding Corp	6.38%	10/01/22	75,000	76,969
Covanta Holding Corp	5.88%	03/01/24	75,000	75,187
Covanta Holding Corp	5.88%	07/01/25	15,000	14,700
Intrum Justitia AB	3.13%	07/15/24	€100,000	110,810
Iron Mountain Inc[2]	3.00%	01/15/25	€100,000	116,484
Iron Mountain Inc[2]	4.88%	09/15/27	70,000	64,487
LA Financiere Atalian SAS	5.13%	05/15/25	€100,000	115,167
Prime Security Services Borrower LLC[2]	9.25%	05/15/23	65,000	69,713
Techem GmbH[2]	6.00%	07/30/26	€100,000	117,811
TMS International Corp[2]	7.25%	08/15/25	90,000	91,688
				853,016

Communications Equipment – 1.4%
CommScope Inc[2]	5.50%	06/15/24	100,000	101,375
CommScope Inc[2]	5.00%	03/15/27	100,000	96,375
Plantronics Inc[2]	5.50%	05/31/23	90,000	89,550
ViaSat Inc[2]	5.63%	09/15/25	90,000	85,500
				372,800
Construction Materials – 1.4%
ABC Supply Holding Corp[2]	5.88%	05/15/26	115,000	115,144
New Enterprise Stone & Lime Co Inc[2]	6.25%	03/15/26	70,000	71,116
Summit Materials LLC	6.13%	07/15/23	185,000	188,700
				374,960
Consumer Finance – 0.9%
Goeasy Ltd[2]	7.88%	11/01/22	115,000	121,050
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	121,315
				242,365
Containers & Packaging – 3.1%
Ardagh Packaging Finance PLC (PIK 7.38%)	6.63%	09/15/23	€110,000	133,207
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	158,268
BWAY Holding Co2	5.50%	04/15/24	125,000	122,344
Cascades Inc[2]	5.50%	07/15/22	106,000	105,735
Cascades Inc[2]	5.75%	07/15/23	29,000	28,855
Crown European Holdings SA2	2.63%	09/30/24	€105,000	123,408
Silgan Holdings Inc	3.25%	03/15/25	€120,000	143,911
				815,728
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	129,490

Diversified Consumer Services – 1.7%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	119,939
Carriage Services Inc[2]	6.63%	06/01/26	70,000	72,013
Service Corp International	5.38%	05/15/24	65,000	66,056
Sotheby's2	4.88%	12/15/25	75,000	72,159
Verisure Midholding AB2	5.75%	12/01/23	€100,000	115,753
				445,920
Diversified Telecommunication Services – 8.6%
Altice Financing SA	6.25%	02/15/25	€100,000	114,011
Altice Financing SA2	7.63%	02/15/25	200,000	183,750
Altice SA	5.63%	05/15/24	€225,000	273,569
Altice SA2	5.88%	02/01/27	€100,000	119,484
CenturyLink Inc	5.80%	03/15/22	145,000	145,544
DKT Finance ApS[2]	7.00%	06/17/23	€100,000	123,263
Frontier Communications Corp[2]	8.50%	04/01/26	130,000	125,287
Intelsat Jackson Holdings SA2	8.00%	02/15/24	150,000	158,062
Level 3 Financing Inc	5.13%	05/01/23	190,000	188,575
SBA Communications Corp	4.88%	09/01/24	165,000	160,050
Telecom Italia SpA	3.63%	01/19/24	€210,000	263,820
Telecom Italia SpA[2]	5.30%	05/30/24	200,000	201,250
Ziggo Bond Finance BV2	4.63%	01/15/25	€200,000	233,281
				2,289,946
Energy Equipment & Services – 3.1%
Ensco PLC	4.50%	10/01/24	10,000	8,500
Ensco PLC	7.75%	02/01/26	70,000	68,163
Ensco PLC	5.75%	10/01/44	10,000	7,312
Forum Energy Technologies Inc	6.25%	10/01/21	95,000	95,475
Nabors Industries Inc[2]	5.75%	02/01/25	85,000	80,750
PHI Inc	5.25%	03/15/19	175,000	166,250
Precision Drilling Corp	6.50%	12/15/21	43,939	44,928
Precision Drilling Corp[2]	7.13%	01/15/26	40,000	41,150
SESI LLC	7.13%	12/15/21	25,000	25,406
SESI LLC	7.75%	09/15/24	95,000	98,325
USA Compression Partners LP2	6.88%	04/01/26	65,000	67,113
Weatherford International Ltd	7.75%	06/15/21	65,000	67,031
Weatherford International Ltd	4.50%	04/15/22	30,000	27,900
Weatherford International Ltd	6.50%	08/01/36	15,000	11,700
				810,003
Food & Staples Retailing – 2.6%
Albertsons Cos Inc (3 Month LIBOR USD + 3.75%)[2,3]	6.09%	01/15/24	55,000	55,825
Albertsons Cos Inc	6.63%	06/15/24	110,000	105,875
Albertsons Cos Inc	5.75%	03/15/25	110,000	99,339
Casino Guichard Perrachon SA	4.50%	03/07/24	€100,000	118,547
Ingles Markets Inc	5.75%	06/15/23	185,000	186,387
Performance Food Group Inc[2]	5.50%	06/01/24	95,000	94,495
US Foods Inc[2]	5.88%	06/15/24	40,000	40,000
				700,468
Food Products – 3.3%
B&G Foods Inc	5.25%	04/01/25	110,000	105,875
Darling Global Finance BV2	3.63%	05/15/26	€100,000	119,551
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	126,406
Pilgrim's Pride Corp[2]	5.75%	03/15/25	90,000	86,287
Post Holdings Inc[2]	5.50%	03/01/25	100,000	98,750
Post Holdings Inc[2]	5.00%	08/15/26	25,000	23,586
Post Holdings Inc[2]	5.63%	01/15/28	50,000	47,813
Sigma Holdco BV2	5.75%	05/15/26	€100,000	111,254
TreeHouse Foods Inc[2]	6.00%	02/15/24	145,000	145,544
				865,066
Gas Utilities – 1.0%
AmeriGas Partners LP	5.63%	05/20/24	130,000	128,700
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,625
Suburban Propane Partners LP	5.75%	03/01/25	140,000	134,400
				277,725
Health Care Equipment & Supplies – 0.5%
Auris SA2	8.00%	01/15/23	€100,000	122,126

Health Care Providers & Services – 5.8%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	129,350
Acadia Healthcare Co Inc	5.63%	02/15/23	85,000	86,062
Acadia Healthcare Co Inc	6.50%	03/01/24	15,000	15,337
Community Health Systems Inc	5.13%	08/01/21	85,000	80,830
Community Health Systems Inc	6.25%	03/31/23	85,000	79,475
Constantin Investissement 3 SASU[2]	5.38%	04/15/25	€100,000	115,480
DaVita Inc	5.00%	05/01/25	200,000	189,000
Envision Healthcare Corp	5.63%	07/15/22	215,000	220,912
HealthSouth Corp	5.75%	11/01/24	100,000	101,822
LifePoint Health Inc	5.88%	12/01/23	40,000	41,958
LifePoint Health Inc	5.38%	05/01/24	85,000	88,931
Nidda BondCo GmbH	5.00%	09/30/25	€100,000	111,644
Tenet Healthcare Corp	4.75%	06/01/20	105,000	106,838
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	99,869
Tenet Healthcare Corp	6.75%	06/15/23	65,000	66,232
				1,533,740
Health Care Technology – 0.4%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	120,000	116,550

Hotels, Restaurants & Leisure – 4.5%
Boyd Gaming Corp	6.38%	04/01/26	85,000	87,125
Boyd Gaming Corp[2]	6.00%	08/15/26	80,000	80,800
Cedar Fair LP	5.38%	06/01/24	70,000	70,875
CPUK Finance Ltd	4.25%	08/28/22	£100,000	131,231
Eldorado Resorts Inc	6.00%	04/01/25	105,000	106,575
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	141,012
Golden Nugget Inc[2]	6.75%	10/15/24	180,000	180,000
MGM Resorts International	5.75%	06/15/25	65,000	65,874
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	132,469
Six Flags Entertainment Corp[2]	5.50%	04/15/27	20,000	19,625
Stars Group Inc[2]	7.00%	07/15/26	60,000	61,950
Wynn Resorts Ltd[2]	5.25%	05/15/27	115,000	108,256
				1,185,792
Household Durables – 0.4%
Tempur Sealy International Inc	5.50%	06/15/26	105,000	100,406

Household Products – 0.4%
Central Garden & Pet Co	5.13%	02/01/28	25,000	23,437
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	79,000
				102,437
Independent Power and Renewable Electricity Producers – 1.7%
AES Corp	4.50%	03/15/23	105,000	104,738
AES Corp	6.00%	05/15/26	115,000	120,750
Northern Star Generation LLC[2]	7.75%	12/15/25	3,975	4,387
NRG Yield Operating LLC	5.38%	08/15/24	15,000	15,000
NRG Yield Operating LLC	5.00%	09/15/26	135,000	127,491
TerraForm Power Inc[2]	4.25%	01/31/23	40,000	38,600
TerraForm Power Inc[2]	5.00%	01/31/28	40,000	37,800
				448,766
Insurance – 0.4%
HUB International Ltd[2]	7.00%	05/01/26	95,000	95,594

IT Services – 2.7%
Cardtronics Inc[2]	5.50%	05/01/25	115,000	102,925
First Data Corp[2]	7.00%	12/01/23	60,000	62,925
First Data Corp[2]	5.75%	01/15/24	255,000	261,694
InterXion Holding NV2	4.75%	06/15/25	€131,000	159,363
Nexi Capital SpA[2]	4.13%	11/01/23	€120,000	140,665
				727,572
Life Sciences Tools & Services – 1.8%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	116,114
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	120,044
Quintiles IMS Inc	3.50%	10/15/24	€100,000	120,044
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	120,880
				477,082
Machinery – 0.2%
TriMas Corp[2]	4.88%	10/15/25	55,000	52,766

Media – 8.2%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	136,042
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	85,000
CCO Holdings LLC[2]	5.88%	04/01/24	105,000	107,100
CCO Holdings LLC[2]	5.00%	02/01/28	105,000	98,831
CSC Holdings Inc[2]	5.50%	04/15/27	140,000	135,100
DISH DBS Corp	5.88%	07/15/22	70,000	65,712
DISH DBS Corp	5.00%	03/15/23	70,000	60,813
DISH DBS Corp	7.75%	07/01/26	25,000	21,938
SES SA (5 Year Swap Rate EUR + 4.66%)[3]	4.63%	12/31/49	€100,000	124,652
Sirius XM Radio Inc[2]	5.38%	04/15/25	65,000	64,675
Telenet Finance SCA	4.88%	07/15/27	€90,000	112,148
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€100,000	123,203
Univision Communications Inc[2]	5.13%	05/15/23	176,000	168,520
UPC Holding BV	4.00%	01/15/27	€125,000	150,046
Virgin Media Finance PLC	5.50%	09/15/24	£240,000	313,971
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	19,550
Vue International Bidco PLC	7.88%	07/15/20	£100,000	131,829
WMG Acquisition Corp[2]	4.13%	11/01/24	€215,000	261,081
				2,180,211
Metals & Mining – 2.4%
Baffinland Iron Mines Corp[2]	8.75%	07/15/26	45,000	45,169
Eldorado Gold Corp[2]	6.13%	12/15/20	110,000	107,800
First Quantum Minerals Ltd[2]	7.25%	05/15/22	70,000	70,700
Grinding Media Inc[2]	7.38%	12/15/23	80,000	83,600
Novelis Corp[2]	6.25%	08/15/24	65,000	65,325
Novelis Corp[2]	5.88%	09/30/26	95,000	91,319
SunCoke Energy Partners LP2	7.50%	06/15/25	155,000	160,812
				624,725
Multiline Retail – 0.4%
Neiman Marcus Group LLC[2]	8.00%	10/15/21	15,000	9,525
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	137,156	87,437
				96,962
Oil, Gas & Consumable Fuels – 7.9%
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	63,212
Callon Petroleum Co2	6.38%	07/01/26	80,000	81,000
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	66,462
Cheniere Energy Corp	7.00%	06/30/24	100,000	109,812
Cheniere Energy Corp	5.13%	06/30/27	10,000	10,062
Cheniere Energy Partners LP	5.25%	10/01/25	110,000	110,000
Chesapeake Energy Corp	8.00%	01/15/25	165,000	169,538
Chesapeake Energy Corp	8.00%	06/15/27	5,000	5,125
CITGO Petroleum Corp[2]	6.25%	08/15/22	180,000	182,250
Comstock Resources Inc[2]	9.75%	08/15/26	70,000	67,900
Endeavor Energy Resources LP2	5.50%	01/30/26	90,000	88,200
Energy Transfer Equity LP	5.88%	01/15/24	60,000	62,550
Extraction Oil & Gas Inc[2]	5.63%	02/01/26	135,000	131,119
Gulfport Energy Corp	6.63%	05/01/23	90,000	92,025
Gulfport Energy Corp	6.00%	10/15/24	30,000	29,100
Laredo Petroleum Inc	5.63%	01/15/22	105,000	105,394
MEG Energy Corp[2]	6.38%	01/30/23	20,000	18,150
Natural Resource Partners LP	10.50%	03/15/22	67,000	72,276
Oasis Petroleum Inc	6.88%	03/15/22	100,000	102,125
Oasis Petroleum Inc	6.88%	01/15/23	35,000	35,831
Oasis Petroleum Inc[2]	6.25%	05/01/26	20,000	20,125
PDC Energy Inc	5.75%	05/15/26	95,000	94,288
Range Resources Corp	5.00%	08/15/22	50,000	49,250
SM Energy Co	6.13%	11/15/22	30,000	30,900
SM Energy Co	5.00%	01/15/24	20,000	19,350
SM Energy Co	5.63%	06/01/25	20,000	19,600
SM Energy Co	6.75%	09/15/26	20,000	20,450
Sunoco LP2	5.50%	02/15/26	30,000	28,613
Targa Resources Partners LP	6.75%	03/15/24	105,000	111,038
Targa Resources Partners LP	5.13%	02/01/25	40,000	40,200
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	13,400
Whiting Petroleum Corp	6.63%	01/15/26	55,000	57,028
				2,106,373
Paper & Forest Products – 1.7%
Mercer International Inc[2]	5.50%	01/15/26	65,000	63,375
Reynolds Group Issuer Inc	5.75%	10/15/20	43,610	43,743
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	59,739
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	165,000	167,372
WEPA Hygieneprodukte GmbH	3.75%	05/15/24	€100,000	115,038
				449,267
Personal Products – 0.6%
First Quality Finance Co Inc[2]	4.63%	05/15/21	160,000	156,400

Pharmaceuticals – 3.1%
Bausch Health Cos Inc[2]	5.63%	12/01/21	30,000	29,813
Bausch Health Cos Inc[2]	6.50%	03/15/22	30,000	31,394
Bausch Health Cos Inc[2]	5.50%	03/01/23	45,000	42,863
Bausch Health Cos Inc[2]	5.88%	05/15/23	330,000	318,202
Bausch Health Cos Inc[2]	5.50%	11/01/25	105,000	105,492
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	141,845
Endo Finance LLC[2]	5.75%	01/15/22	55,000	50,737
Endo Finance LLC[2]	5.38%	01/15/23	25,000	21,312
Prestige Brands Inc[2]	5.38%	12/15/21	90,000	90,450
				832,108
Real Estate Management & Development – 1.7%
Greystar Real Estate Partners LLC[2]	5.75%	12/01/25	80,000	77,800
Hunt Cos Inc[2]	6.25%	02/15/26	150,000	139,500
Kennedy-Wilson Inc[2]	5.88%	04/01/24	50,000	49,000
Kennedy-Wilson Inc	5.88%	04/01/24	195,000	191,100
				457,400
Road & Rail – 0.8%
Avis Budget Car Rental LLC	5.50%	04/01/23	80,000	79,300
Watco Companies LLC[2]	6.38%	04/01/23	125,000	127,812
				207,112
Software – 0.4%
Open Text Corp[2]	5.63%	01/15/23	95,000	97,731

Specialty Retail – 0.4%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	72,800
PetSmart Inc[2]	7.13%	03/15/23	35,000	23,800
PetSmart Inc[2]	5.88%	06/01/25	20,000	15,950
				112,550
Technology Hardware, Storage & Peripherals – 0.8%
NCR Corp	6.38%	12/15/23	195,000	199,387

Textiles, Apparel & Luxury Goods – 0.9%
Levi Strauss & Co	3.38%	03/15/27	€100,000	121,252
Samsonite International SA2	3.50%	05/15/26	€100,000	114,594
				235,846
Thrifts & Mortgage Finance – 1.9%
Ditech Holding Corp (PIK 1.80%)	9.00%	12/31/24	79,045	68,374
Quicken Loans Inc[2]	5.75%	05/01/25	210,000	210,315
Wand Merger Corp[2]	8.13%	07/15/23	220,000	229,141
				507,830
Trading Companies & Distributors – 2.1%
Avolon Holdings Ltd[2]	5.25%	08/15/22	40,000	40,150
Avolon Holdings Ltd[2]	5.50%	01/15/23	30,000	29,925
Avolon Holdings Ltd[2]	4.50%	03/15/23	25,000	23,937
Avolon Holdings Ltd[2]	5.50%	02/15/24	95,000	94,050
BMC East LLC[2]	5.50%	10/01/24	70,000	68,775
FBM Finance Inc[2]	8.25%	08/15/21	30,000	31,350
H&E Equipment Services Inc	5.63%	09/01/25	75,000	74,250
United Rentals North America Inc	4.63%	10/15/25	195,000	188,663
				551,100
Wireless Telecommunication Services – 3.6%
Sprint Communications Inc	6.00%	11/15/22	335,000	339,502
Sprint Communications Inc	7.88%	09/15/23	15,000	16,031
Sprint Communications Inc	7.63%	02/15/25	15,000	15,754
Sprint Communications Inc	7.63%	03/01/26	30,000	31,116
Sprint Communications Inc	6.88%	11/15/28	100,000	96,500
T-Mobile Inc	6.00%	04/15/24	25,000	25,938
T-Mobile Inc	4.50%	02/01/26	130,000	122,363
Wind Acquisition Finance SA2	3.13%	01/20/25	€270,000	295,927
				943,131

Total Corporate Bonds (Cost $25,365,306)				25,105,870

Bank Loans – 0.8%
Household Durables – 0.2%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.25% Floor)[3]	10.10%	11/08/24	67,239	46,339

Specialty Retail – 0.6%
DBP Holding Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.00%, 1.00% Floor)[3]	6.08%	10/11/19	189,842	176,632

Total Bank Loans (Cost $236,232)				222,971

Real Estate Investment Trusts (REITs) – 1.8%
Equinix Inc	2.88%	02/01/26	€180,000	205,470
Geo Group Inc	5.13%	04/01/23	70,000	68,492
Geo Group Inc	6.00%	04/15/26	25,000	24,500
MPT Operating Partnership LP	6.38%	03/01/24	75,000	79,125
MPT Operating Partnership LP	5.50%	05/01/24	75,000	75,938
Ryman Hospitality Properties Inc	5.00%	04/15/23	30,000	30,075
				483,600

Total Real Estate Investment Trusts (REITs) (Cost $485,532)				483,600

Convertible Preferred Stocks – 0.0%
Thrifts & Mortgage Finance – 0.0%			Shares
Ditech Holding Corp[4]			17	10,795

Total Convertible Preferred Stocks (Cost $27,027)				10,795

Common Stocks – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Ultra Petroleum Corp[4]			3,549	6,282

Total Common Stocks (Cost $55,781)				6,282

Total Investments – 97.4% (Cost $26,169,878)				25,829,518

Other Assets in Excess of Liabilities – 2.6%				681,185

Net Assets – 100.0%				$26,510,703

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At July 31, 2018, the value of these securities amounted to $14,107,717 or 53.2% of net assets.

[3]	Variable rate security. Rate disclosed as of July 31, 2018.
[4]	Non-income producing security
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			July 31, 2018 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	8/6/2018	€ 6,136,765	$7,168,750	(10,337)
Bank of New York Mellon	8/6/2018	£ 648,734	$855,551	3,849
				$(6,488)

€ Euro £ British Pound

Country Breakdown	% of Net Assets
United States	72.0%
Italy	3.4%
Canada	3.3%
United Kingdom	3.2%
France	2.8%
Germany	2.7%
Luxembourg	2.5%
Netherlands	2.4%
Spain	1.5%
Ireland	1.3%
Sweden	0.8%
Switzerland	0.6%
Denmark	0.5%
Australia	0.4%
Other Assets in Excess of Liabilities	2.6%
100.0%

SUMMARY OF FAIR VALUE DISCLOSURE	July 31, 2018 (Unaudited)

Security Valuation.  The Oaktree High Yield Bond Fund (the "Fund") has adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability.  Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs are directly or indirectly observable.

Level 3 – Valuations for which one or more significant inputs are unobservable.  These inputs reflect the Fund 's assessment of the assumptions that market participants use to value the investment based on the best available information.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the Valuation Time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the "Board") has delegated certain functions to various parties with respect to the valuation of the Fund's holdings.  The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (the "Adviser").  The Board has directed the pricing committee to monitor pricing and valuation matters at the direction of the Board.  The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments at July 31, 2018.

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$25,105,870	$–	$25,105,870
Bank Loans	–	222,971	–	222,971
Real Estate Investment Trusts (REITs)	–	483,600	–	483,600
Convertible Preferred Stocks	–	10,795	–	10,795
Common Stock	6,282	–	–	6,282
Total[1]	$6,282	$25,823,236	$–	$25,829,518
Forward Currency Contracts	$–	$3,849	$–	$3,849
Total Assets	$–	$3,849	$–	$3,849
Liabilities
Forward Currency Contracts	$–	$(10,337)	$–	$(10,337)
Total Liabilities	$–	$(10,337)	$–	$(10,337)
[1] See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oaktree Funds

By (Signature and Title  /s/ John Sweeney
John Sweeney, President

Date  September  5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Sweeney
John Sweeney, President

Date  September 5, 2018

By (Signature and Title)*  /s/ John Edwards
John Edwards, Chief Financial Officer

Date August 29, 2018